Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Estimated Useful Lives of Property and Equipment

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or
estimated useful lives

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor	Third-party payment channels accounting for 10% or more of accounts receivables are as follows:

	December 31,
	2013	2014
A	69%	8%
B	24%	34%
C	6%	26%

Revenues [Member]
Schedules of Concentration of Risk, by Risk Factor	The following table summarizes sales generated from games that individually accounting for 10% or more of net revenues:

	For the years ended December 31,
	2012	2013	2014
Game D	—	—	14%